Supplementary Cash Flow Information - Additional disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net (purchases) sales of investments classified at FVTPL
Short term investments	$ 1,267.0	$ 1,592.6
Bonds	(1,888.1)	(5,910.6)
Preferred stocks	(11.3)	(135.1)
Common stocks	(248.5)	(1,000.6)
Net derivatives and other invested assets	365.1	(45.4)
Net (purchases) sales of securities classified at FVTPL	(515.8)	(5,499.1)
Changes in operating assets and liabilities
Net (increase) decrease in restricted cash and cash equivalents	(733.3)	250.4
Insurance contract receivables	144.2	(282.4)
Reinsurance contract assets held	17.2	(723.0)
Insurance contract payables	(273.8)	(301.5)
Insurance contract liabilities	2,388.4	4,286.1
Other receivables	(36.9)	(270.9)
Accounts payable and accrued liabilities	312.5	541.2
Other	(411.5)	(423.6)
Changes in operating assets and liabilities	(1,406.8)	(3,076.3)
Net interest and dividends received
Interest and dividends received	2,570.6	1,595.1
Interest paid on borrowings	(508.8)	(428.1)
Interest paid on lease liabilities	(57.3)	(54.8)
Net interest and dividends received	2,004.5	1,112.2
Net income taxes paid	$ (1,005.6)	$ (713.9)